Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable Taxes [Abstract]
Summary of recoverable taxes

	December 31, 2024	December 31, 2023

Income tax recoverable	3,706	3,846
Other recoverable taxes	806	168
Recoverable Taxes	4,512	4,014